Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 28, 2017
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 16,685	$ 16,958
Restricted cash	1,424	1,934
Total cash and cash equivalents and restricted cash	$ 18,109	$ 18,892	$ 14,501	$ 0